Convertible Debentures - Schedule of Convertible Debentures (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debentures			$ (73,375)	$ 0
Fair value adjustment			8,121	7,027
Foreign exchange adjustment			(194)	(3,607)
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 72,655		72,655	63,848
Repayment of convertible debentures	$ (73,400)	$ (97.8)	(73,375)
Fair value adjustment			151	7,027
Foreign exchange adjustment			569	1,780
Ending balance			$ 0	$ 72,655